Annual Total Returns[BarChart] - Invesco SP 500 Low Volatility ETF - ETF	2012	2013	2014	2015	2016	2017	2018	2019
Total	10.03%	23.25%	17.19%	4.06%	10.09%	17.08%	0.03%	27.90%